UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21113
                                                    --------------

                       Westlakes Institutional Portfolios
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1205 Westlakes Drive, Suite 280
                                Berwyn, PA 19312
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                  John H. Grady
                   Constellation Investment Management Company
                         1205 Westlakes Drive, Suite 280
                                Berwyn, PA 19312
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          ---------------

                   Date of fiscal year end: December 31, 2004
                                           ------------------

                     Date of reporting period: June 30, 2004
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              FINANCIAL STATEMENTS

                       WESTLAKES INSTITUTIONAL PORTFOLIOS
                              MIDCAP CORE PORTFOLIO

                                  JUNE 30, 2004
                                   (UNAUDITED)

                              FINANCIAL STATEMENTS

                       WESTLAKES INSTITUTIONAL PORTFOLIOS
                              MIDCAP CORE PORTFOLIO

                                  JUNE 30, 2004










                                TABLE OF CONTENTS



     Schedule of Investments                                              1
     Statement of Assets and Liabilities                                  4
     Statement of Operations                                              5
     Statements of Changes in Net Assets                                  6
     Financial Highlights                                                 7
     Notes to Financial Statements                                        8

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)

-------------------------------------------------------------------------------------------------
          SHARES                                                                MARKET VALUE
                           COMMON STOCK (97.89%)
                             AIRLINES (1.55%)
              460                 AMR Corp.*                                     $     5,571
                                                                                  ----------
                             BANKING (8.81%)
              110                 City National Corp.                                  7,227
              340                 New York Community Bancorp                           6,674
              165                 Peoples Bank                                         5,140
              250                 Sovereign Bancorp, Inc.                              5,525
              150                 Webster Financial Corp.                              7,053
                                                                                  ----------
                                                                                      31,619
                                                                                  ----------
                             COMMERICAL SERVICES (7.04%)
               70                 Alberto Culver Co.                                   3,510
              190                 Alliance Data System Corp. *                         8,028
              110                 Corporate Executive Board Co.                        6,357
              240                 SUPERVALU, INC.                                      7,346
                                                                                  ----------
                                                                                      25,241
                                                                                  ----------
                             ELECTRONICS (6.42%)
              330                 Amphenol Corp., Class - A*                          10,996
              560                 Nam Tai Electronics, Inc.                           12,051
                                                                                  ----------
                                                                                      23,047
                                                                                  ----------
                             ENERGY (8.42%)
              100                 Ashland, Inc.                                        5,281
              130                 Canadian Natural Resources, Ltd.                     3,887
              170                 Energy, Inc.                                         6,120
              170                 Equitable Resources, Inc.                            8,791
              206                 XTO Energy, Inc.                                     6,137
                                                                                  ----------
                                                                                      30,216
                                                                                  ----------

                             FINANCE (1.80%)
              160                 First Marblehead Corp. *                             6,442
                                                                                  ----------

------------------
* Non-income producing security.


                See Accompanying Notes to Financial Statements                 1

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

SCHEDULE OF INVESTMENTS- JUNE 30, 2004 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------
          SHARES                                                                 MARKET VALUE
                           COMMON STOCK (CONTINUED)
                             GAS (1.41%)
              210                 MDU Resources Group, Inc.                      $      5,046
                                                                                  -----------
                             INDUSTRIAL (3.77%)
              110                 Cummins Engine, Inc.                                  6,875
              140                 Fluor Corp.                                           6,674
                                                                                  -----------
                                                                                       13,549
                                                                                  -----------
                             INSURANCE (3.95%)
             170                  SAFECO Corp.                                          7,480
             420                  UnumProvident Corp.                                   6,678
                                                                                  -----------
                                                                                       14,158
                                                                                  -----------
                             MANUFACTURING (6.64%)
              50                  Ball Corporation                                      3,602
             250                  NOVA Chemicals Corp.                                  7,232
              90                  Sigma Aldrich Corp.                                   5,365
             110                  Temple Inland, Inc.                                   7,618
                                                                                  -----------
                                                                                       23,817
                                                                                  -----------
                             MEDICAL (13.00%)
             120                  Bard (C.R.), Inc.                                     6,798
             174                  Caremark RX, Inc.                                     5,731
             200                  Community Health Systems, Inc.                        5,354
             225                  Davita, Inc. *                                        6,937
             600                  Healthsouth Corp. *                                   3,570
              70                  OSI Pharmaceuticals, Inc.                             4,931
             200                  PacifiCare Health Systems, Inc.*                      7,732
             150                  Triad Hospitals, Inc.                                 5,584
                                                                                  -----------
                                                                                       46,637
                                                                                  -----------
                             PAPER PRODUCTS (1.47%)
             140                  Boise Cascade Corp.                                   5,270
                                                                                  -----------
                             PROPERTIES (3.00%)
             190                  General Growth Properties                             5,618
              90                  Vornado Realty Trust                                  5,140
                                                                                  -----------
                                                                                       10,758
                                                                                  -----------


                See Accompanying Notes to Financial Statements                 2

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

SCHEDULE OF INVESTMENTS- JUNE 30, 2004 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------
          SHARES                                                                 MARKET VALUE
                           COMMON STOCK (CONTINUED)
                             RETAIL (7.47%)
             120                  Advance Auto Parts, Inc.*                      $      5,301
             210                  Foot Locker, Inc.                                     5,111
             260                  PetsMart, Inc.                                        8,437
             190                  Tractor Supply Company*                               7,946
                                                                                  -----------
                                                                                       26,795
                             TECHNOLOGY (3.56%)
              70                  Cognos, Inc. *                                        2,531
             230                  Cypress Semiconductor Corp. *                         3,264
             270                  Intergraph Corp. *                                    6,982
                                                                                  -----------
                                                                                       12,777
                                                                                  -----------
                             TELECOMMUNICATIONS (15.92%)
           1,030                  Alamosa Holdings, Inc. *                              7,570
             430                  American Tower Corp.*                                 6,536
             240                  Check Point Software Technology, Inc.                 6,478
             110                  Goodrich Co., B.F.                                    3,556
             230                  Harris Corp.                                         11,673
             130                  L-3 Communications Holdings*                          8,684
             210                  McAfee, Inc. *                                        3,807
             150                  NII Holdings, Inc. Class-B*                           5,054
             130                  Western Wireless Corp. Class-A*                       3,758
                                                                                  -----------
                                                                                       57,116
                                                                                  -----------
                             WASTE MANAGEMENT (3.66%)
             190                  Republic Services, Inc.                               5,499
             160                  Waters Corp. *                                        7,644
                                                                                  -----------
                                                                                       13,143
                                                                                  -----------
                           TOTAL COMMON STOCK (COST $302,117**)                       351,202
                                                                                  -----------
                           OTHER ASSETS, LESS LIABILITIES (2.11%)                       7,580
                                                                                  -----------
                           NET ASSETS (100.00%)                                  $    358,782
                                                                                  ===========

-------------------------
* Non-income producing security.
** Cost for federal tax purposes.




                See Accompanying Notes to Financial Statements.                3

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------
ASSETS
    Investments in securities at value (cost $302,117)                          $    351,202
    Cash                                                                                 272
    Interest and dividends receivable                                                    169
    Receivable for securities sold                                                    12,305
                                                                                 -----------

        TOTAL ASSETS                                                                 363,948
                                                                                 -----------

LIABILITIES

    Payable for securities purchased                                                   3,618
    Management fee payable                                                             1,548
                                                                                 -----------

        TOTAL LIABILITIES                                                              5,166
                                                                                 -----------

        TOTAL NET ASSETS                                                        $    358,782
                                                                                 ===========

NET ASSETS CONSIST OF:

    Paid-in capital (Unlimited Authorization)                                   $    269,040
    Undistributed net investment income                                                  201
    Accumulated net realized gains                                                    40,456
    Net unrealized appreciation                                                       49,085
                                                                                 -----------

        TOTAL NET ASSETS                                                        $    358,782
                                                                                 ===========



Shares Outstanding                                                                    26,316
Net Asset Value per Share, Offering and Redemption Price per Share              $      13.63
                                                                                 ===========



                See Accompanying Notes to Financial Statements.                4

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividends (net of $37 foreign tax)                                          $      1,410
                                                                                 -----------
EXPENSES
    Management fees (see Note 2)                                                       1,551
                                                                                 -----------
NET INVESTMENT LOSS                                                                     (141)
                                                                                 -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

    Net realized gain on investments sold                                             24,883
    Net unrealized depreciation of investments                                        (2,509)
                                                                                 -----------

            Net realized and unrealized gain on investments                           22,374
                                                                                 -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $     22,233
                                                                                 ===========














                See Accompanying Notes to Financial Statements.                5

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six Months Ended
                                                                                   June 30, 2004                  Year Ended
OPERATIONS ACTIVITIES                                                               (Unaudited)               December 31, 2003
    Net investment (loss) income                                                   $       (141)                 $       342
    Net realized gain on investments sold                                                24,883                       44,613
    Net unrealized (depreciation) appreciation of investments                            (2,509)                      51,594
                                                                                    -----------                   ----------

        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             22,233                       96,549
                                                                                    -----------                   ----------

CAPITAL SHARE TRANSACTIONS

    Proceeds from shares issued                                                               0                      240,000
    Cost of shares redeemed                                                                   0                            0
    Dividends paid                                                                            0                      (29,040)
    Reinvestment of dividends                                                                 0                       29,040
                                                                                    -----------                   ----------

INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                                        0                      240,000
                                                                                    -----------                   ----------

    TOTAL INCREASE IN NET ASSETS                                                         22,233                      336,549
                                                                                    -----------                   ----------

    NET ASSETS AT BEGINNING OF PERIOD                                                   336,549                            0
                                                                                    -----------                   ----------

    NET ASSETS AT END OF PERIOD                                                    $    358,782                  $   336,549
                                                                                    ===========                   ==========

     SHARES ISSUED AND REDEEMED:

        Issued                                                                                0                       24,000
        Dividends reinvested                                                                  0                        2,316
        Redemptions                                                                           0                            0
                                                                                    -----------                   ----------

NET INCREASE IN SHARES                                                                        0                       26,316
                                                                                    ===========                   ==========

Midcap Core Portfolio commenced operations on January 2, 2003







                 See Accompanying Notes to Financial Statements
                                        6

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING

-----------------------------------------------------------------------------------------------------------------------
                                                                                Six Months Ended
                                                                                  June 30, 2004         Year Ended
                                                                                   (Unaudited)       December 31, 2003
Net Asset Value, beginning of period                                               $      12.79        $      10.00

Income from Investment Operations:

    Net investment (loss) income                                                          (0.01)               0.01
    Net realized and unrealized gains                                                      0.85                3.99
                                                                                    -----------         -----------

       Total from investment operations                                                    0.84                4.00

Less Distributions:

    Distribution of realized gains                                                        (0.00)              (1.21)
                                                                                    -----------         -----------

    Net asset value, end of period                                                $       13.63        $      12.79
                                                                                    ===========         ===========

    Expense Ratios

        Ratio of net investment (loss) income to average net assets                       (0.08)%*             0.12%
        Ratio of expenses to average net assets                                            0.90%*              0.90%

Net Asset Value, end of period                                                    $     358,782        $    336,549

    Total return (not annualized)                                                          6.57%              40.24%

    Portfolio Turnover (not annualized)                                                     101%                141%


* Annualized
The Fund pays a unified management fee to the investment manager as discussed in note 2.

Midcap Core Portfolio commenced operations on January 2, 2003





                 See Accompanying Notes to Financial Statements
                                        7

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Westlakes Institutional Portfolios (the "Trust"), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with one active portfolio. The financial statements included herein are those of the Midcap Core Portfolio (the "Fund"). The Fund commenced operations on January 2, 2003.

     The Fund issues shares only in transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). Only "accredited investors," as defined in Regulation D under the Securities Act, may invest in the Fund. Shares of the Fund have not been registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale.

     The Board of Trustees has overall responsibility to manage and control the business affairs of the Trust, including the complete and exclusive authority to oversee and to establish policies regarding the Management, conduct and operation of the Trust's business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     SECURITY VALUATION - Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are carried at fair market value as determined pursuant to guidelines established by the Board of Trustees. Debt securities for which market quotations are readily available are valued on the basis of the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations.

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SECURITY VALUATION (CONTINUED) - Debt securities for which market quotations are not readily available may be valued with reference to securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis subject to the recognition of certain gains and losses on mortgage- and asset-backed securities. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

     Securities purchased on a when issued or delayed-delivery basis may be settled a month or more after the trade date. Such securities are included in the portfolio and are subject to market fluctuations during this period. On the date of the commitment to purchase or sell, the Fund designates specific assets with a current value at least equal to the amount of the commitment to be used for settling the commitment.

     The Fund may enter into options on futures contracts for the purpose of managing exposure to changing interest rates or securities prices. When the Fund sells or purchases on option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options, which expire unexercised, are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund had no transactions in options during the six months ended June 30, 2004.

     NET ASSET VALUE PER SHARE - The net asset value per share is calculated each business day. It is computed by dividing the assets of the Fund, less its liabilities, by the number of outstanding shares of the Fund.

     REPURCHASE AGREEMENTS - The custodian bank holds securities pledged as collateral for repurchase agreements until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest theron, is not less than 102%. In the event of default of the counterparty, if the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES - The Fund pays a unified management fee to the investment manager for providing advisory and administration services. The investment manager is responsible for compensating any third party engaged to provide services under its supervision and is also responsible for payment of the fees of the Independent Trustees, custodian, independent auditor, legal counsel (excluding costs in connection with certain litigation or administrative actions), and the transfer and dividend disbursing agent.

     DIVIDENDS AND DISTRIBUTIONS - The Fund pays distributions of net income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3.   TRANSACTIONS WITH AFFILIATES

     Certain officers and Trustees of the Trust are also officers and Trustees of the Investment Manager (Constellation Investment Management Company, LP or "CIMCO"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

     Constellation Investment Distributors Company Inc., a subsidiary of CIMCO, acts as Placement Agent to the Fund.

4.   MANAGEMENT AGREEMENT

     The Trust and CIMCO are parties to a Management Agreement under which CIMCO receives a fee, calculated daily and paid monthly, of 0.90% per annum of the average daily net assets of the Fund. Under the Management Agreement, CIMCO makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of and policies established by the Board of Trustees. Under the Management Agreement, CIMCO also provides administrative services to the Trust and pays all operating expenses on the Trust's behalf.

     Turner Investment Partners, Inc., an SEC-registered adviser, serves as the sub-adviser to the Fund. Turner Investment Partners, Inc. is located in Berwyn, Pennsylvania, and makes investment decisions for the Fund.

5.   OTHER SERVICE PROVIDERS

     PFPC Inc. ("PFPC") serves as the transfer agent and dividend-disbursing agent for the Trust under a transfer agency agreement with the Trust and CIMCO. PFPC also serves as the sub-administrator to the Trust. PFPC Trust Co. provides custodial services to the Trust. CIMCO compensates PFPC and PFPC Trust Co. for their services.

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

6.   INVESTMENT TRANSACTIONS

     The cost of security purchases and the proceeds of security sales, other than short-term investments, for the six months ended June 30, 2004, were $347,306 and $327,191 respectively.

7.   FEDERAL INCOME TAXES

     The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate "Regulated Investment Company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

     During the six months period ended June 30, 2004, the Fund did not distribute any ordinary income or capital gains to shareholders.

     The amounts of distributions from ordinary income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and net realized capital gains determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the period that the differences arise. For Federal income tax purposes, any capital loss carryforwards may be carried forward and applied against future capital gains.

     At June 30, 2004, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2004, accumulated net unrealized appreciation on investments was $49,085, consisting of $52,476 gross unrealized appreciation and $3,391 gross unrealized depreciation.

8.   CONCENTRATIONS/RISKS

     The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

9.   GUARANTEES

     In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

WESTLAKES INSTITUTIONAL PORTFOLIOS
MIDCAP CORE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

INFORMATION REGARDING PROXY VOTES CAST BY THE FUND (IF ANY) IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING THE FUND AT 1-800-304-2459 OR ON THE WEBSITE OF THE SECURITIES AND EXCHANGE COMMISSION AT WWW.SEC.GOV.

                              FINANCIAL STATEMENTS

                       WESTLAKES INSTITUTIONAL PORTFOLIOS
                               SMALL CAP CORE AND
                            MIDCAP GROWTH PORTFOLIOS

                                  JUNE 30, 2004
                                   (UNAUDITED)

                              FINANCIAL STATEMENTS

                       WESTLAKES INSTITUTIONAL PORTFOLIOS
                   SMALL CAP CORE AND MIDCAP GROWTH PORTFOLIOS

                                  JUNE 30, 2004









                                TABLE OF CONTENTS


     Statement of Assets and Liabilities                                   1
     Notes to Financial Statements                                         2

WESTLAKES INSTITUTIONAL PORTFOLIOS
SMALL CAP CORE AND MIDCAP GROWTH PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)

----------------------------------------------------------------------------------------------------------
                                                                             SMALL CAP          MIDCAP
                                                                            CORE GROWTH         GROWTH
                                                                             PORTFOLIO         PORTFOLIO
                                                                             ---------         ---------
ASSETS

    Cash                                                                    $      100        $      100
                                                                             ---------         ---------

        TOTAL ASSETS                                                               100               100
                                                                             ---------         ---------


LIABILITIES                                                                          -                 -


NET ASSETS

    Paid-in capital                                                                100               100
                                                                             ---------         ---------

        TOTAL NET ASSETS                                                    $      100        $      100
                                                                             =========         =========




Shares Outstanding                                                                  10                10

Net Asset Value per Share, Offering and Redemption Price per Share         $     10.00        $    10.00
                                                                             =========         =========





                 See Notes to Accompanying Financial Statements
                                        2

WESTLAKES INSTITUTIONAL PORTFOLIOS
SMALL CAP CORE AND MIDCAP GROWTH PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1.   ORGANIZATION

     Westlakes Institutional Portfolios (the "Trust"), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with one active portfolio. The financial statements included herein are those of the Small Cap Core Portfolio and the Midcap Growth Portfolio (each a "Fund" and collectively the "Funds"). Each of the Funds has net assets of $100, which represents the seed capital contributed to the Funds. Neither of the Funds has commenced operations.

     The Funds issue shares only in transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). Only "accredited investors," as defined in Regulation D under the Securities Act, may invest in the Funds. Shares of the Funds have not been registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale.

     The Board of Trustees has overall responsibility to manage and control the business affairs of the Trust, including the complete and exclusive authority to oversee and to establish policies regarding the Management, conduct and operation of the Trust's business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Funds:

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

     SECURITY VALUATION - Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are carried at fair market value as determined pursuant to guidelines established by the Board of Trustees. Debt securities for which market quotations are readily available are valued on the basis of the last reported sales price, or, if no sales are reported, the mean between representative bid and asked quotations.

WESTLAKES INSTITUTIONAL PORTFOLIOS
SMALL CAP CORE AND MIDCAP GROWTH PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     SECURITY VALUATION (CONTINUED) - Debt securities for which market quotations are not readily available may be valued with reference to securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis subject to the recognition of certain gains and losses on mortgage- and asset-backed securities. Costs used in determining realized gains and losses on the sales of investment securities would be those of the specific securities sold.

     Securities purchased on a when issued or delayed-delivery basis may be settled a month or more after the trade date. Such securities are included in the portfolio and are subject to market fluctuations during this period. On the date of the commitment to purchase or sell, the Funds designate specific assets with a current value at least equal to the amount of the commitment to be used for settling the commitment.

     The Funds may enter into options on futures contracts for the purpose of managing exposure to changing interest rates or securities prices. When a Fund sells or purchases on option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing options, which expire unexercised, are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Funds had no transactions in options during the six months ended June 30, 2004.

     NET ASSET VALUE PER SHARE - The net asset value per share is calculated each business day. It is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of each Fund.

     REPURCHASE AGREEMENTS - The custodian bank holds securities pledged as collateral for repurchase agreements until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest theron, is not less than 102%. In the event of default of the counterparty and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

WESTLAKES INSTITUTIONAL PORTFOLIOS
SMALL CAP CORE AND MIDCAP GROWTH PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     EXPENSES - The Funds pay a unified management fee to the investment manager for providing advisory and administration services. The investment manager is responsible for compensating any third party engaged to provide services under its supervision and is also responsible for payment of the fees of the independent trustees, custodian, independent auditor, legal counsel (excluding costs in connection with certain litigation or administrative actions), and the transfer and dividend disbursing agent.

     DIVIDENDS AND DISTRIBUTIONS - The Funds pay distributions of net income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

3.   TRANSACTIONS WITH AFFILIATES

     Certain officers of the Trust are also officers of the Investment Manager (Constellation Investment Management Company, LP or "CIMCO"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

     Constellation Investment Distributors Company, Inc., a subsidiary of CIMCO, acts as Placement Agent to the Funds.

4.   MANAGEMENT AGREEMENT

     The Trust and CIMCO are parties to a Management Agreement under which CIMCO receives a fee; calculated daily and paid monthly, based on the average daily net assets of the Funds. Under the Management Agreement, CIMCO makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers each Fund's investment program, subject to the supervision of and policies established by the Trustees of the Trust. CIMCO also provides administrative services to the Trust under the Management Agreement.

     Under the Management Agreement, the Small Cap Core Portfolio pays a management fee of 0.95% of average net assets, and the Midcap Growth Portfolio pays a management fee of 0.85% of average net assets. CIMCO has contractually agreed to reduce the management fee to 0.80% for the Midcap Growth Portfolio until February 28, 2005.

     Turner Investment Partners, Inc., an SEC-registered adviser, serves as the sub-adviser to the Small Cap Core Portfolio. Turner Investment Partners, Inc. is located in Berwyn, Pennsylvania, and will make investment decisions for the Small Cap Core Portfolio.

5.   OTHER SERVICE PROVIDERS

     PFPC Inc. ("PFPC") serves as the transfer agent and dividend-disbursing agent for the Trust under a transfer agency agreement with the Trust and CIMCO. PFPC also serves as the sub-administrator to the Trust. PFPC Trust Co. provides custodial services to the Funds. CIMCO compensates PFPC and PFPC Trust Co. for their services.

WESTLAKES INSTITUTIONAL PORTFOLIOS
SMALL CAP CORE AND MIDCAP GROWTH PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
6.   INVESTMENT TRANSACTIONS

     The Funds did not purchase or sell any securities during the six months ended June 30, 2004

7.   FEDERAL INCOME TAXES

     Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "Regulated Investment Company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

     The amounts of distributions from ordinary income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and net realized capital gains determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments will be made to the appropriate equity accounts in the period that the differences arise. For Federal income tax purposes, any capital loss carryforwards may be carried forward and applied against future capital gains.

     At June 30, 2004, the Funds held no investment securities and so had no unrealized appreciation or depreciation for tax purposes.

8.   CONCENTRATIONS/RISKS

     The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

9.   GUARANTEES

     In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these agreements are dependent on future claims that may be made against the Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.


INFORMATION REGARDING PROXY VOTES CAST BY THE FUND (IF ANY) IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING THE FUND AT 1-800-304-2459 OR ON THE WEBSITE OF THE SECURITIES AND EXCHANGE COMMISSION AT WWW.SEC.GOV.


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

  (a)(1) Not applicable.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b)    Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         Westlakes Institutional Portfolios
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ John H. Grady
                         -------------------------------------------------------
                           John H. Grady
                           President
                           (principal executive officer)


Date                       August 27, 2004
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ John H. Grady
                         -------------------------------------------------------
                           John H. Grady
                           President
                           (principal executive officer)

Date                       August 27, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ John J. Canning
                         -------------------------------------------------------
                           John J. Canning
                           Vice President and Secretary


Date                       August 27, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.